Reclamation and closure cost obligations - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	3.00%	3.30%
Description of inflation rates applied to cash flow projections	1.60%	2.10%
Letters Of Credit
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 26.7	$ 27.5
Surety Bonds
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 146.2	$ 134.2